INCOME TAXES - Valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
valuation allowance for deferred tax asset	$ 3,880,433	$ 2,735,881	$ 1,413,050
January 1,	2,735,881	1,413,050	1,162,612
Net change in the valuation allowance	1,144,552	1,322,831	250,438
- Change in valuation allowance	1,224,430	2,645,495	498,864
- Translation adjustments	(79,878)	(1,322,664)	(248,426)
December 31,	$ 3,880,433	$ 2,735,881	$ 1,413,050